SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Activity of the asset retirement obligation liability
Asset retirement obligations at beginning of the year	¥ 106,318	¥ 111,811	¥ 104,883
Additions		602	4,382
Accretion expense	6,827	6,599	6,366
Foreign exchange impact	35	27	158
Derecognition upon disposal of a subsidiary		(1,360)
Revision in estimated cash flows as result of lease contracts modifications	(587)	(9,258)
Settlement	(490)	(2,103)	(3,978)
Asset retirement obligations at end of the year	¥ 112,103	¥ 106,318	¥ 111,811